Leases	12 Months Ended
Dec. 31, 2020
Leases Abstract
LEASES

NOTE 12- LEASES:

The Company has lease contracts for motor vehicles used in its operations. Leases of motor vehicles have lease terms of 3 years.

The following is a summary of weighted average remaining lease terms and discount rate for all of the Company’s operating leases:

	December 31, 2020	December 31, 2019
weighted average remaining lease term (years)	1.71	2.3
weighted average discount rate	13%	13%

The components of lease expense and supplemental cash flow information related to leases for the year ended December 31, 2020 and 2019 were as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Components of lease expense:
Operating lease cost	$43	$29
Total lease expenses	$43	$29

	Year ended December 31, 2020	Year ended December 31, 2019
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$43	$38

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$29	$76

Maturities of lease liabilities as of December 31, 2020 were as follows:

2021	$45
2022	$20
2023	$6
Total operating lease payments	$71
Less: imputed interest	$(4)
Present value of lease liability	$67